Pension schemes - Summary of average life expectancy assumptions (Details)	12 Months Ended
Dec. 31, 2022
Member currently aged sixty years average life expectancy | United Kingdom
Disclosure of defined benefit plans
Male average life expectancy	85 years
Female average life expectancy	89 years
Member currently aged sixty years average life expectancy | United States
Disclosure of defined benefit plans
Male average life expectancy	86 years
Female average life expectancy	88 years
Member currently aged forty five years average life expectancy | United Kingdom
Disclosure of defined benefit plans
Male average life expectancy	87 years
Female average life expectancy	90 years
Member currently aged forty five years average life expectancy | United States
Disclosure of defined benefit plans
Male average life expectancy	86 years
Female average life expectancy	89 years